ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of acquired intangible assets
	As of December 31,
	2016	2017
	US$	US$

Trade name/domain name	14,330,156	15,291,990
Non-compete agreements	8,915,286	9,513,676
Online platform	1,204,482	1,285,326
Customer relationship	24,514,105	26,158,110
Total	48,964,029	52,249,102
Less: Accumulated amortization	(12,689,791)	(22,219,546)
Less: Accumulated impairment	-	(19,765,615)
Acquired intangible assets, net	36,274,238	10,263,941

US$

Balance as of January 1, 2016	50,562,945
Amortization	(8,640,885)
Foreign currency translation adjustment	(5,647,822)
Balance as of December 31, 2016	36,274,238

Amortization	(8,359,386)
Foreign currency translation adjustment	2,114,704
Impairment	(19,765,615)
Balance as of December 31, 2017	10,263,941

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
For the years ending December 31,	US$
2018	1,265,257
2019	1,265,257
2020	1,119,068
2021	1,007,485
2022	1,007,485
5,664,552